Income Taxes - Reconciliation of the statutory federal income tax to the Company's effective tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the statutory federal income tax to the Company's effective tax
Income tax benefit at federal statutory rate	21.00%	21.00%
State and local income tax (net of Federal benefit)	4.80%	7.20%
Permanent items	(0.90%)	0.60%
Research and development credits	3.10%	1.90%
Research and development, uncertain tax positions	(0.60%)	(0.40%)
Change in valuation allowance	(26.20%)	(31.20%)
Effect of rate changes	(1.20%)
True-ups		0.90%